Share-based Payment - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure Of Warrant Activity [line items]
Ending balance	6,204,122
Ending balance	€ 93.25
Warrants [member]
Disclosure Of Warrant Activity [line items]
Beginning balance	6,523,784	6,864,011	7,085,073
Granted during the year	504,105	395,275	357,092
Exercised during the year	(682,048)	(555,144)	(214,613)
Forfeited during the year	(141,719)	(180,358)	(363,541)
Ending balance	6,204,122	6,523,784	6,864,011
Vested at the reporting date	5,226,643	5,273,056	4,972,026
Beginning balance	€ 86.38	€ 81.3	€ 80.3
Granted during the year	122.48	91.07	100.4
Exercised during the year	43.35	17.76	21.83
Forfeited during the year	107.85	115.79	123.62
Ending balance	93.25	86.38	81.3
Vested at the reporting date	€ 89.33	€ 80.02	€ 66.34